Property, plant and equipment - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	€ 1,255	€ 539
Translation differences	316	65
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs	(636)	(144)
Translation differences	(359)	€ (118)
Rationalization of product portfolio plans
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs	€ 563